Subsequent Events - Additional Information (Details) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 18, 2026 USD ($)	Feb. 09, 2026 USD ($)	Mar. 18, 2026 USD ($) Tonnes	Mar. 18, 2026 USD ($)	Sep. 30, 2024	Dec. 31, 2025 USD ($) Tonnes	Dec. 31, 2024 USD ($)
Offtake Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of share production basis						49.00%
Lithium carbonate offtake | Tonnes						19,600
Exar Capital
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repayment of loan outstanding, including accrued interest						$ (3,920)	$ (26,476)
Minera Exar
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of share production basis						49.00%
Proportion of ownership interest in joint operation						44.80%
Pastos Grandes
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate						6.18%
Cauchari-Olaroz | Exar Capital
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in associate						49.00%
Ganfeng | Offtake Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of share production basis						80.00%
Lithium carbonate offtake | Tonnes						12,250
Ganfeng | Minera Exar
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in associate							49.00%
Proportion of ownership interest in joint operation						46.70%
Ganfeng | Cauchari-Olaroz | Exar Capital
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in associate						51.00%
SOFR | Pastos Grandes
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate					4.00%
SOFR | Ganfeng | Minera Exar
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate						2.50%
Events After Reporting Period | Exar Capital
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Outstanding loan interest	$ 6,468		$ 6,468	$ 6,468
Events After Reporting Period | Exar Capital | Assignment Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Net cash received from purchased receivables		$ 35,287
Events After Reporting Period | Minera Exar
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Short-term export pre-financing facility	$ 20,000		$ 20,000	$ 20,000
Debt facility maturing date	Aug. 05, 2026		Aug. 05, 2026	Aug. 05, 2026
Events After Reporting Period | Pastos Grandes
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate				6.18%
Events After Reporting Period | PGCo
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Shareholder distribution payable novated into fixed liability				$ 80,031
Events After Reporting Period | PGCo | Minera Exar
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Repayment of loan outstanding, including accrued interest		$ 72,015
Events After Reporting Period | Cauchari-Olaroz | Exar Capital | Assignment Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in associate		49.00%
Events After Reporting Period | Ganfeng
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Lithium carbonate offtake | Tonnes			6,000
Debt instruments issued	$ 130,000		$ 130,000	$ 130,000
Term of debt facility	6 years		6 years
Events After Reporting Period | Ganfeng | Offtake Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of share production basis			50.00%
Events After Reporting Period | Ganfeng | Exar Capital | Assignment Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Net cash received from purchased receivables		$ 36,728
Events After Reporting Period | Ganfeng | PGCo | Minera Exar
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from repayment of loans used to settle outstanding shareholder liabilities		$ 10,723
Events After Reporting Period | Ganfeng | Cauchari-Olaroz | Exar Capital | Assignment Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proportion of ownership interest in associate		51.00%
Events After Reporting Period | Millennial | Exar Capital | Assignment Agreement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Purchased amount of receivables funded from capital repayment received		$ 26,005
Events After Reporting Period | Millennial | Lithium Argentina | Minera Exar
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount of capital reduced and repaid		61,292
Events After Reporting Period | Millennial | PGCo | Minera Exar
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from repayment of loans used to settle outstanding shareholder liabilities		$ 61,292
Events After Reporting Period | SOFR | Ganfeng
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Interest rate	2.50%		2.50%